Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Carrying Amount of Goodwill

	Corporate and Other		Generation and Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2013	$75.9		$15.4	$91.3
Impairment Losses	—		—	—
Balance as of December 31, 2014	75.9		15.4	91.3
Impairment Losses	—		—	—
Goodwill Written Off Related to Sale of AEPRO	(38.8)	(a)	—	(38.8)
Balance as of December 31, 2015	$37.1		$15.4	$52.5

(a) The goodwill of $38.8 million related to AEPRO is included in Other Classes of Assets That Are Not Major as of December 31, 2014 in Note 7. See “Dispositions” section of Note 7 for additional information.

Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class

		December 31,
		2015		2014
	Amortization Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58.3	$56.5	$58.3	$53.4